Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment

11.	Property, plant and equipment
Property, plant and equipment comprises owned and leased assets that do not meet the definition of investment property under IAS 40 - Investment Property. The Company leases assets including land, buildings, plant machinery and equipment, and other assets.

	Land	Buildings	Plant, machinery and equipment	Other assets	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2023	€1,549	€10,260	€49,691	€6,656	€3,663	€71,819
Additions	30	368	1,693	2,123	3,481	7,695
Divestitures and disposals	(65)	(505)	(1,496)	(292)	—	(2,358)
Change in the scope of consolidation	(6)	25	66	(5)	13	93
Translation differences	(16)	(120)	(521)	(67)	(75)	(799)
Transfer to Assets held for sale	(40)	(36)	(5)	—	—	(81)
Other changes	(4)	123	1,299	30	(1,540)	(92)
At December 31, 2023	1,448	10,115	50,727	8,445	5,542	76,277
Additions	7	730	3,052	5,805	2,884	12,478
Divestitures and disposals	(19)	(321)	(1,761)	(609)	—	(2,710)
Change in the scope of consolidation	5	42	(64)	207	29	219
Translation differences	3	142	596	382	175	1,298
Transfer to Assets held for sale	(22)	(75)	(11)	(2)	—	(110)
Other changes	(31)	190	2,307	(227)	(2,519)	(280)
At December 31, 2024	1,391	10,823	54,846	14,001	6,111	87,172
Accumulated depreciation and impairment losses at January 1, 2023	32	4,490	29,352	1,713	27	35,614
Depreciation	4	543	3,989	601	—	5,137
Divestitures and disposal	(6)	(397)	(1,418)	(214)	—	(2,035)
Impairment losses and asset write-offs	4	(5)	58	1	—	58
Change in the scope of consolidation	1	—	35	—	—	36
Translation differences	(1)	(30)	(252)	(28)	(1)	(312)
Transfer to Assets held for sale	—	(4)	(5)	—	—	(9)
Other changes	(2)	46	49	9	(1)	101
At December 31, 2023	32	4,643	31,808	2,082	25	38,590
Depreciation	3	602	3,769	986	—	5,360
Divestitures and disposals	(1)	(244)	(1,624)	(305)	—	(2,174)
Impairment losses and asset write-offs	1	24	343	—	1	369
Change in the scope of consolidation	—	—	(119)	49	—	(70)
Translation differences	1	21	214	70	(2)	304
Transfer to Assets held for sale	—	(34)	(4)	(1)	—	(39)
Other changes	(5)	12	(138)	(43)	(5)	(179)
At December 31, 2024	31	5,024	34,249	2,838	19	42,161
Carrying amount at December 31, 2023	€1,416	€5,472	€18,919	€6,363	€5,517	€37,687
Carrying amount at December 31, 2024	€1,360	€5,799	€20,597	€11,163	€6,092	€45,011
Other assets includes vehicles sold with buy-back commitments for which the disposals are reported on a net basis within the changes of gross carrying amount. Changes in Other assets segregated between owned assets held and used by
Stellantis and those subject to operating leases (including vehicles sold with a a buy-back commitment) are as follows:

	Assets subject to operating leases	Other assets	Total
	(€ million)
Gross carrying amount at January 1, 2023	€4,505	€2,151	€6,656
Additions	1,789	334	2,123
Divestitures and disposals	(60)	(232)	(292)
Translation differences	(24)	(43)	(67)
Change in scope	—	(5)	(5)
Other changes	8	22	30
At December 31, 2023	6,218	2,227	8,445
Additions	5,201	604	5,805
Divestitures and disposals	(304)	(305)	(609)
Transfer to Assets held for sale	—	(2)	(2)
Translation differences	310	72	382
Change in scope	64	143	207
Other changes	(281)	54	(227)
At December 31, 2024	11,208	2,793	14,001
Accumulated depreciation and impairment losses at January 1, 2023	491	1,222	1,713
Depreciation	132	469	601
Impairment losses and asset write offs	—	1	1
Divestitures	(7)	(207)	(214)
Translation differences	—	(28)	(28)
Other changes	8	1	9
At December 31, 2023	624	1,458	2,082
Depreciation	504	482	986
Divestitures	(18)	(287)	(305)
Transfer to Assets held for sale	—	(1)	(1)
Translation differences	26	44	70
Change in scope	26	23	49
Other changes	(31)	(12)	(43)
At December 31, 2024	1,131	1,707	2,838
Carrying amount at December 31, 2023	€5,594	€769	€6,363
Carrying amount at December 31, 2024	€10,077	€1,086	€11,163
The increase in the carrying amount of assets subject to operating leases is primarily due to increases in our financing activities within SFS U.S.
The maturity analysis of undiscounted annual lease payments (excluding assets subject to buy-back) to be received is as follow:

	At December 31,
	2024	2023
	(€ million)
Within one year	€1,031	€348
Between one and two years	947	310
Between two and three years	479	205
Between three and four years	58	22
Between four and five years	3	—
Later than five years	15	—
Total undiscounted lease payments to be received	€2,533	€885
Property, plant and equipment included owned property, plant and equipment of €42,950 million at December 31,
2024 (€35,903 million at December 31, 2023) and right-of-use assets of €2,061 million at December 31, 2024 (€1,784 million at December 31, 2023).
Changes in Right-of-use assets are as follows:

	Land	Buildings	Plant, machinery and equipment	Other assets	Total
	(€ million)
Balance at January 1, 2023	€23	€1,401	€265	€272	€1,961
Depreciation	(4)	(248)	(114)	(241)	(607)
Additions	17	200	12	269	498
Divestitures	(4)	(52)	(6)	(4)	(66)
Change in the scope of consolidation	—	15	—	—	15
Translation differences	—	(24)	(2)	(8)	(34)
Other	1	17	(2)	1	17
Balance at December 31, 2023	33	1,309	153	289	1,784
Depreciation	(3)	(275)	(84)	(315)	(677)
Additions	6	460	42	406	914
Divestitures	(4)	(59)	(33)	(8)	(104)
Change in the scope of consolidation	2	54	1	62	119
Translation differences	1	46	2	16	65
Other	(11)	(25)	(2)	(2)	(40)
Balance at December 31, 2024	€24	€1,510	€79	€448	€2,061
For the years ended December 31, 2024 and 2023, the Company recognized a total of €369 million and €58 million, respectively, of impairment losses and asset write-offs. Refer to Note 2, Basis of preparation - Critical judgements and use of estimates - Recoverability of non-current assets with definite useful lives, for additional information on the impairment losses and asset write-offs recognized.
These impairment charges were recognized within Cost of revenues in the Consolidated Income Statement for the years ended December 31, 2024, 2023 and 2022.
In 2024, translation differences of €994 million primarily reflected the foreign currency transaction impacts of U.S.
Dollar and Brazilian Real to the Euro. In 2023, translation differences of €(487) million primarily reflect the devaluation of the U.S. Dollar partially mitigated by the appreciation of the Brazilian Real to the Euro.
At December 31, 2024 and 2023, the carrying amounts of Property, plant and equipment of the Company (excluding the Right-of-Use assets described above) reported as pledged as security for debt and other commitments, was €499 million and €840 million, respectively.
At December 31, 2024 and 2023, the Company had contractual commitments for the purchase of Property, plant and equipment amounting to €2,711 million and €3,085 million, respectively.